12. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 84,000	$ 77,000	$ 136,000	$ 151,000